Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity Note [Line Items]
Preferred stock, shares	1,000,000
Preferred stock, par value	$ 1.00
Preferred stock, issued	0
Preferred stock, outstanding	0
Intrinsic value of options exercised		$ 296	$ 168
Tax benefit recognized on stock option exercised		$ 124	$ 71
Class A common stock
Stockholders Equity Note [Line Items]
Common stock, shares outstanding	1,500	1,500
Class B Common Stock
Stockholders Equity Note [Line Items]
Common stock, shares outstanding	182,648	182,648
Restricted Stock
Stockholders Equity Note [Line Items]
Shares of Restricted Stock, Granted	226,212	269,774	271,532
Weighted average grant date fair value per share	$ 42.79	$ 28.93	$ 30.09
Minimum forfeiture rate for restricted stock awards	0.00%
Maximum forfeiture rate for restricted stock awards	10.00%
Unrecognized compensation expense	$ 11,944
Compensation expense recognition period (in years)	2 years
Restricted Stock | Cinemark USA Inc
Stockholders Equity Note [Line Items]
Unrecognized compensation expense	$ 11,490
Restricted Stock | Cinemark Holdings, Inc.
Stockholders Equity Note [Line Items]
Unrecognized compensation expense	$ 454
Restricted Stock | Director
Stockholders Equity Note [Line Items]
Award vesting period for restricted stock granted	1 year
Restricted Stock | Minimum
Stockholders Equity Note [Line Items]
Weighted average grant date fair value per share	$ 40.75
Restricted Stock | Minimum | Employees
Stockholders Equity Note [Line Items]
Award vesting period for restricted stock granted	1 year
Restricted Stock | Maximum
Stockholders Equity Note [Line Items]
Weighted average grant date fair value per share	$ 43.28
Restricted Stock | Maximum | Employees
Stockholders Equity Note [Line Items]
Award vesting period for restricted stock granted	4 years
Restricted Stock Units
Stockholders Equity Note [Line Items]
Weighted average grant date fair value per share	$ 43.19	$ 28.54	$ 29.44
Unrecognized compensation expense	$ 6,600
Compensation expense recognition period (in years)	2 years
Number of hypothetical shares of common stock issued to employees	142,917	197,515	115,107
Percentage of IRR, which is the threshold	8.50%
Estimated IRR level for grant	10.50%
Percentage of IRR, which is the maximum	12.50%
Percentage of restricted stock units vest	100.00%
Percentage of IRR expected	11.50%
Number of hypothetical shares of common stock	544,076
Actual cumulative forfeitures (in units)	22,985
Restricted Stock Units | Cinemark Holdings, Inc.
Stockholders Equity Note [Line Items]
Stock price at the date of modification	$ 33.02
Incremental compensation cost	$ 2,460
Restricted Stock Units | 2015 Grants
Stockholders Equity Note [Line Items]
Estimated IRR level for grant	9.50%
Restricted Stock Units | 2012 Grants
Stockholders Equity Note [Line Items]
Actual IRR calculated for grant	11.10%
Restricted Stock Units | Minimum
Stockholders Equity Note [Line Items]
Expected forfeiture rate	0.00%
Restricted Stock Units | Maximum
Stockholders Equity Note [Line Items]
Expected forfeiture rate	5.00%